UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08876
Investment Company Act File Number
Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 116.3%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 2.9%
		Booz Allen Hamilton, Inc.
	1,139	Term Loan, 6.00%, Maturing July 31, 2015	$1,142,058
		DAE Aviation Holdings, Inc.
	5,244	Term Loan, 4.06%, Maturing July 31, 2014	5,214,723
	3,361	Term Loan, 4.06%, Maturing July 31, 2014	3,342,149
		Delos Aircraft, Inc.
	1,450	Term Loan, 7.00%, Maturing March 17, 2016	1,468,643
		Doncasters (Dunde HoldCo 4 Ltd.)
	1,303	Term Loan, 4.26%, Maturing July 13, 2015	1,235,805
GBP	579	Term Loan, 4.60%, Maturing July 13, 2015	879,841
	1,303	Term Loan, 4.76%, Maturing July 13, 2015	1,235,805
GBP	579	Term Loan, 5.10%, Maturing July 13, 2015	879,841
		DynCorp International, LLC
	2,070	Term Loan, 6.25%, Maturing July 5, 2016	2,092,063
		Evergreen International Aviation
	3,116	Term Loan, 10.50%, Maturing October 31, 2011(2)	3,102,806
		Hawker Beechcraft Acquisition
	5,355	Term Loan, 2.27%, Maturing March 26, 2014	4,790,428
	298	Term Loan, 2.30%, Maturing March 26, 2014	266,546
		IAP Worldwide Services, Inc.
	544	Term Loan, 8.25%, Maturing December 30, 2012	543,642
		International Lease Finance Co.
	4,000	Term Loan, 6.75%, Maturing March 17, 2015	4,050,716
		Spirit AeroSystems, Inc.
	2,621	Term Loan, 3.55%, Maturing September 30, 2016	2,641,356
		TransDigm, Inc.
	6,325	Term Loan, 5.00%, Maturing December 6, 2016	6,434,505
		Triumph Group, Inc.
	1,343	Term Loan, 4.50%, Maturing June 16, 2016	1,354,332
		Wesco Aircraft Hardware Corp.
	1,775	Term Loan, 2.51%, Maturing September 30, 2013	1,777,963
	860	Term Loan - Second Lien, 6.01%, Maturing March 28, 2014	854,894
		Wyle Laboratories, Inc.
	1,915	Term Loan, 7.75%, Maturing March 25, 2016	1,930,929

			$45,239,045

Automotive — 5.2%
		Adesa, Inc.
	7,396	Term Loan, 3.01%, Maturing October 18, 2013	$7,397,080
		Allison Transmission, Inc.
	7,274	Term Loan, 3.02%, Maturing August 7, 2014	7,269,931
		Autotrader.com, Inc.
	2,575	Term Loan, 4.75%, Maturing December 11, 2016	2,602,885
		Federal-Mogul Corp.
	9,056	Term Loan, 2.20%, Maturing December 29, 2014	8,820,057
	5,543	Term Loan, 2.20%, Maturing December 28, 2015	5,398,426
		Financiere Truck (Investissement)
EUR	649	Term Loan, 4.15%, Maturing February 15, 2012	833,166
GBP	961	Term Loan, 1.55%, Maturing February 15, 2015(3)	1,443,607
		Ford Motor Co.
	2,065	Term Loan, 3.02%, Maturing December 16, 2013	2,071,127
	6,407	Term Loan, 3.02%, Maturing December 16, 2013	6,431,018
		Goodyear Tire & Rubber Co.
	17,299	Term Loan - Second Lien, 1.96%, Maturing April 30, 2014	17,035,479

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		HHI Holdings, LLC
	963	Term Loan, 10.50%, Maturing March 30, 2015	$979,386
		Keystone Automotive Operations, Inc.
	4,392	Term Loan, 3.76%, Maturing January 12, 2012	4,051,756
		Metaldyne, LLC
	1,995	Term Loan, 7.75%, Maturing October 28, 2016	2,044,875
		Remy International, Inc.
	2,500	Term Loan, 6.25%, Maturing December 16, 2016	2,531,250
		Tenneco Automotive, Inc.
	3,125	Term Loan, 5.27%, Maturing March 17, 2014	3,162,072
		TI Automotive, Ltd.
	998	Term Loan, 9.50%, Maturing July 1, 2016	1,022,437
		TriMas Corp.
	125	Term Loan, 6.00%, Maturing August 2, 2011	125,938
	1,556	Term Loan, 6.00%, Maturing December 15, 2015	1,567,607
		UCI International, Inc.
	1,475	Term Loan, 5.50%, Maturing July 26, 2017	1,493,207
		Viking Acquisition
	3,975	Term Loan, 6.00%, Maturing November 5, 2016	4,004,812

			$80,286,116

Beverage and Tobacco — 0.3%
		Culligan International Co.
EUR	1,400	Term Loan - Second Lien, 5.54%, Maturing April 1, 2013	$1,006,326
		Green Mountain Coffee Roasters
	2,425	Term Loan, 5.50%, Maturing December 16, 2016	2,438,641
		Maine Beverage Co., LLC
	810	Term Loan, 2.05%, Maturing March 31, 2013	781,908

			$4,226,875

Building and Development — 2.4%
		401 North Wabash Venture, LLC
	5,055	Term Loan, 6.74%, Maturing July 27, 2012(2)	$4,245,967
		Armstrong World Industries, Inc.
	3,450	Term Loan, 5.00%, Maturing May 23, 2017	3,505,631
		Beacon Sales Acquisition, Inc.
	1,796	Term Loan, 2.29%, Maturing September 30, 2013	1,765,622
		Brickman Group Holdings, Inc.
	2,600	Term Loan, 7.25%, Maturing October 14, 2016	2,658,500
		Forestar USA Real Estate Group, Inc.
	666	Revolving Loan, 0.68%, Maturing August 6, 2013(3)	639,503
	6,106	Term Loan, 6.50%, Maturing August 6, 2015	6,014,539
		Lafarge Roofing
	1,111	Term Loan, 3.25%, Maturing March 16, 2015(2)	1,009,014
EUR	372	Term Loan, 5.00%, Maturing April 16, 2015(2)	459,533
		Materis
EUR	802	Term Loan, 3.71%, Maturing April 27, 2014	1,049,365
EUR	872	Term Loan, 3.80%, Maturing April 27, 2015	1,140,425
		NCI Building Systems, Inc.
	994	Term Loan, 8.00%, Maturing April 18, 2014	982,442
		Panolam Industries Holdings, Inc.
	3,344	Term Loan, 8.25%, Maturing December 31, 2013	3,099,198
		RE/MAX International, Inc.
	4,417	Term Loan, 5.50%, Maturing April 15, 2016	4,460,791
		Realogy Corp.
	2,536	Term Loan, 3.29%, Maturing October 10, 2013	2,464,945
	181	Term Loan, 3.41%, Maturing October 10, 2013	175,631
		South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(4)	2,338,188

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	WCI Communities, Inc.
1,181	Term Loan, 10.06%, Maturing September 2, 2016(2)	$1,145,429

		$37,154,723

Business Equipment and Services — 8.4%
	Activant Solutions, Inc.
280	Term Loan, 2.31%, Maturing May 2, 2013	$277,194
1,676	Term Loan, 4.81%, Maturing February 2, 2016	1,692,932
	Advantage Sales & Marketing, Inc.
7,200	Term Loan, 5.25%, Maturing December 18, 2017	7,264,260
	Affinion Group, Inc.
8,684	Term Loan, 5.00%, Maturing October 10, 2016	8,754,936
	Allied Barton Security Services
1,400	Term Loan, 7.75%, Maturing February 18, 2015	1,401,268
	Dealer Computer Services, Inc.
3,690	Term Loan, 5.25%, Maturing April 21, 2017	3,727,378
	Education Management, LLC
6,566	Term Loan, 2.06%, Maturing June 3, 2013	6,465,157
	Fifth Third Processing Solution
1,925	Term Loan, 5.50%, Maturing November 3, 2016	1,957,725
	First American Corp.
2,164	Term Loan, 4.75%, Maturing April 12, 2016	2,184,414
	Infogroup, Inc.
1,692	Term Loan, 6.25%, Maturing July 1, 2016	1,714,758
	iPayment, Inc.
3,254	Term Loan, 2.31%, Maturing May 10, 2013	3,204,983
	Kronos, Inc.
2,454	Term Loan, 2.05%, Maturing June 11, 2014	2,450,346
	Mitchell International, Inc.
1,000	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	902,500
	NE Customer Service
3,860	Term Loan, 6.00%, Maturing March 23, 2016	3,858,212
	Protection One Alarm Monitor, Inc.
3,908	Term Loan, 6.00%, Maturing May 16, 2016	3,922,999
	Quantum Corp.
516	Term Loan, 3.80%, Maturing July 14, 2014	512,284
	Quintiles Transnational Corp.
4,536	Term Loan, 2.31%, Maturing March 29, 2013	4,538,872
	Sabre, Inc.
12,761	Term Loan, 2.28%, Maturing September 30, 2014	11,955,316
	Safenet, Inc.
2,969	Term Loan, 2.76%, Maturing April 12, 2014	2,954,385
	Serena Software, Inc.
2,708	Term Loan, 2.30%, Maturing March 10, 2013	2,708,849
	Sitel (Client Logic)
3,293	Term Loan, 5.80%, Maturing January 30, 2014	3,239,336
	Softlayer Tech, Inc.
1,425	Term Loan, 7.75%, Maturing November 5, 2016	1,439,844
	Solera Holdings, LLC
2,549	Term Loan, 2.06%, Maturing May 16, 2014	2,537,415
	SunGard Data Systems, Inc.
594	Term Loan, 2.01%, Maturing February 28, 2014	592,848
19,718	Term Loan, 3.91%, Maturing February 26, 2016	19,844,632
	Transaction Network Service, Inc.
950	Term Loan, 6.00%, Maturing November 18, 2015	956,175
	TransUnion, LLC
4,453	Term Loan, 6.75%, Maturing June 15, 2017	4,518,951
	Travelport, LLC
2,741	Term Loan, 4.80%, Maturing August 21, 2015	2,673,902
3,860	Term Loan, 4.96%, Maturing August 21, 2015	3,765,430

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	7,073	Term Loan, 4.96%, Maturing August 21, 2015	$6,899,877
EUR	1,053	Term Loan, 5.50%, Maturing August 21, 2015	1,380,324
		Valassis Communications, Inc.
	1,297	Term Loan, 2.56%, Maturing March 2, 2014	1,298,746
		West Corp.
	752	Term Loan, 2.74%, Maturing October 24, 2013	751,846
	5,246	Term Loan, 4.59%, Maturing July 15, 2016	5,309,534
	1,843	Term Loan, 4.61%, Maturing July 15, 2016	1,865,445

			$129,523,073

Cable and Satellite Television — 8.6%
		Atlantic Broadband Finance, LLC
	3,137	Term Loan, 5.00%, Maturing November 27, 2015	$3,166,366
		Bresnan Communications, LLC
	2,775	Term Loan, 4.50%, Maturing December 14, 2017	2,806,219
		Cequel Communications, LLC
	12,881	Term Loan, 2.26%, Maturing November 5, 2013	12,887,856
		Charter Communications Operating, LLC
	8,046	Term Loan, 2.26%, Maturing March 6, 2014	8,056,249
	3,494	Term Loan, 3.56%, Maturing September 6, 2016	3,508,362
		CSC Holdings, Inc.
	9,147	Term Loan, 2.01%, Maturing March 29, 2016	9,194,041
		Foxco Acquisition Sub, LLC
	2,264	Term Loan, 7.50%, Maturing July 14, 2015	2,267,211
		Insight Midwest Holdings, LLC
	7,206	Term Loan, 2.02%, Maturing April 7, 2014	7,193,902
		Kabel Deutschland GmbH
EUR	3,136	Term Loan, 3.12%, Maturing March 31, 2014	4,302,197
EUR	4,000	Term Loan, 4.12%, Maturing March 31, 2014	5,500,134
EUR	3,000	Term Loan, 4.87%, Maturing December 13, 2016	4,147,244
		MCC Iowa, LLC
	1,887	Term Loan, 2.01%, Maturing January 31, 2015	1,839,380
		Mediacom Broadband, LLC
	3,358	Term Loan, 4.50%, Maturing October 23, 2017	3,364,421
		Mediacom Illinois, LLC
	5,785	Term Loan, 2.01%, Maturing January 31, 2015	5,599,069
		Mediacom, LLC
	2,913	Term Loan, 4.50%, Maturing October 23, 2017	2,916,510
		Midcontinent Communications
	998	Term Loan, 6.25%, Maturing December 31, 2016	1,008,722
		ProSiebenSat.1 Media AG
EUR	1,680	Term Loan, 2.54%, Maturing July 2, 2014	2,219,287
EUR	2,900	Term Loan, 2.54%, Maturing July 2, 2014	3,831,869
EUR	967	Term Loan, 3.68%, Maturing March 6, 2015	1,211,730
EUR	6,272	Term Loan, 2.91%, Maturing June 26, 2015	8,348,212
EUR	263	Term Loan, 2.91%, Maturing July 3, 2015	350,027
EUR	967	Term Loan, 3.93%, Maturing March 4, 2016	1,211,730
		UPC Broadband Holding B.V.
	1,864	Term Loan, 3.76%, Maturing December 30, 2016	1,863,657
EUR	9,221	Term Loan, 4.54%, Maturing December 31, 2016	12,583,812
	1,593	Term Loan, 3.76%, Maturing December 29, 2017	1,596,432
EUR	3,560	Term Loan, 4.79%, Maturing December 31, 2017	4,844,695
		Virgin Media Investment Holding
GBP	2,000	Term Loan, 4.03%, Maturing June 30, 2015	3,215,715
GBP	3,500	Term Loan, 4.53%, Maturing December 31, 2015	5,640,351
		YPSO Holding SA
EUR	969	Term Loan, 4.62%, Maturing June 16, 2014(2)	1,128,224
EUR	1,580	Term Loan, 4.62%, Maturing June 16, 2014(2)	1,840,787
EUR	3,510	Term Loan, 4.62%, Maturing June 16, 2014(2)	4,088,405

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	1,000	Term Loan, 5.12%, Maturing December 31, 2015(2)	$1,158,834

			$132,891,650

Chemicals and Plastics — 5.9%
		Arizona Chemical, Inc.
	1,212	Term Loan, 6.75%, Maturing November 21, 2016	$1,231,157
		Brenntag Holding GmbH and Co. KG
	3,537	Term Loan, 3.77%, Maturing January 20, 2014	3,552,237
	521	Term Loan, 3.77%, Maturing January 20, 2014	523,605
EUR	2,071	Term Loan, 4.39%, Maturing January 20, 2014	2,880,916
EUR	377	Term Loan, 5.03%, Maturing January 19, 2015	524,415
EUR	486	Term Loan, 5.08%, Maturing January 19, 2015	675,969
		British Vita UK, Ltd.
EUR	1,020	Term Loan, 6.21%, Maturing June 30, 2014(2)	1,389,369
		Celanese Holdings, LLC
	2,500	Term Loan, 1.76%, Maturing April 2, 2014	2,511,980
	1,171	Term Loan, 1.80%, Maturing April 2, 2014	1,176,520
	2,386	Term Loan, 3.30%, Maturing October 31, 2016	2,414,181
		Chemtura Corp.
	2,600	Term Loan, 5.50%, Maturing August 27, 2016	2,634,666
		Hexion Specialty Chemicals, Inc.
	1,355	Term Loan, 4.06%, Maturing May 5, 2015	1,362,398
	3,037	Term Loan, 4.06%, Maturing May 5, 2015	3,053,095
	3,860	Term Loan, 4.06%, Maturing May 5, 2015	3,852,762
EUR	727	Term Loan, 4.76%, Maturing May 5, 2015	980,791
		Huntsman International, LLC
	4,836	Term Loan, 1.80%, Maturing April 21, 2014	4,817,404
		INEOS Group
	128	Term Loan, 7.00%, Maturing December 14, 2012	132,624
EUR	2,737	Term Loan, 7.50%, Maturing December 16, 2013	3,918,625
	3,240	Term Loan, 7.50%, Maturing December 16, 2013	3,361,543
EUR	2,739	Term Loan, 8.00%, Maturing December 16, 2014	3,922,513
	3,235	Term Loan, 8.00%, Maturing December 16, 2014	3,356,146
EUR	1,000	Term Loan, 9.00%, Maturing December 16, 2015	1,430,640
		Kraton Polymers, LLC
	1,717	Term Loan, 2.31%, Maturing May 13, 2013	1,703,101
		MacDermid, Inc.
EUR	1,023	Term Loan, 3.07%, Maturing April 11, 2014	1,300,394
		Millenium Inorganic Chemicals
	3,877	Term Loan, 2.55%, Maturing May 15, 2014	3,855,259
		Momentive Performance Material
EUR	2,885	Term Loan, Maturing December 4, 2013(5)	3,867,708
	6,654	Term Loan, 2.56%, Maturing December 4, 2013	6,631,881
		Nalco Co.
	3,067	Term Loan, 4.50%, Maturing October 5, 2017	3,109,105
		Omnova Solutions, Inc.
	2,175	Term Loan, 5.75%, Maturing May 31, 2017	2,208,984
		Rockwood Specialties Group, Inc.
	6,463	Term Loan, 6.00%, Maturing May 15, 2014	6,488,767
		Schoeller Arca Systems Holding
EUR	289	Term Loan, 5.53%, Maturing November 16, 2015(6)	273,065
EUR	824	Term Loan, 5.53%, Maturing November 16, 2015(6)	778,558
EUR	887	Term Loan, 5.53%, Maturing November 16, 2015(6)	837,804
		Solutia, Inc.
	1,750	Revolving Loan, 0.99%, Maturing March 12, 2015(3)	1,627,500
	5,259	Term Loan, 4.50%, Maturing March 17, 2017	5,313,448
		Styron S.A.R.L.
	3,583	Term Loan, 7.50%, Maturing June 17, 2016	3,643,590

			$91,342,720

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Clothing/Textiles — 0.2%
		Phillips Van Heusen Corp.
	2,234	Term Loan, 4.75%, Maturing May 6, 2016	$2,256,352

			$2,256,352

Conglomerates — 2.4%
		Aquilex Holdings, LLC
	884	Term Loan, 5.50%, Maturing April 1, 2016	$889,919
		Gentek
	1,322	Term Loan, 6.75%, Maturing October 6, 2015	1,353,078
		Goodman Global Holdings, Inc.
	3,940	Term Loan, 5.75%, Maturing October 28, 2016	3,981,055
		Jarden Corp.
	4,320	Term Loan, 3.55%, Maturing January 26, 2015	4,363,883
		Johnson Diversey, Inc.
	1,673	Term Loan, 5.25%, Maturing November 24, 2015	1,695,938
		Manitowoc Company, Inc. (The)
	1,383	Term Loan, 8.00%, Maturing November 6, 2014	1,405,691
		RBS Global, Inc.
	1,054	Term Loan, 2.56%, Maturing July 19, 2013	1,041,365
	4,878	Term Loan, 2.81%, Maturing July 19, 2013	4,864,152
		RGIS Holdings, LLC
	252	Term Loan, 2.80%, Maturing April 30, 2014	245,530
	5,049	Term Loan, 2.80%, Maturing April 30, 2014	4,910,609
		Service Master Co.
	361	Term Loan, 2.76%, Maturing July 24, 2014	356,973
	6,628	Term Loan, 2.77%, Maturing July 24, 2014	6,548,438
		US Investigations Services, Inc.
	1,935	Term Loan, 3.05%, Maturing February 21, 2015	1,922,744
	1,791	Term Loan, 7.75%, Maturing February 21, 2015	1,817,865
		Vertrue, Inc.
	978	Term Loan, 3.31%, Maturing August 16, 2014	887,864

			$36,285,104

Containers and Glass Products — 3.8%
		Berry Plastics Corp.
	6,010	Term Loan, 2.28%, Maturing April 3, 2015	$5,903,785
		BWAY Corp.
	173	Term Loan, 5.50%, Maturing June 16, 2017	174,107
	1,842	Term Loan, 5.52%, Maturing June 16, 2017	1,857,140
		Consolidated Container Co.
	826	Term Loan, 2.50%, Maturing March 28, 2014	787,647
	1,500	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	1,310,625
		Crown Americas, Inc.
EUR	378	Term Loan, 2.51%, Maturing November 15, 2012	509,201
		Graham Packaging Holdings Co.
	6,836	Term Loan, 6.75%, Maturing April 5, 2014	6,957,839
	3,491	Term Loan, 6.00%, Maturing September 23, 2016	3,560,349
		Graphic Packaging International, Inc.
	5,149	Term Loan, 2.30%, Maturing May 16, 2014	5,165,088
	1,650	Term Loan, 3.05%, Maturing May 16, 2014	1,662,416
		Hilex Poly Co.
	1,500	Term Loan, 11.25%, Maturing November 16, 2015	1,522,500
		JSG Acquisitions
EUR	1,528	Term Loan, 4.06%, Maturing December 31, 2014	2,101,022
EUR	1,511	Term Loan, 4.21%, Maturing December 31, 2014	2,077,001
		OI European Group B.V.
EUR	3,790	Term Loan, 2.26%, Maturing June 14, 2013	5,085,298
		Pelican Products, Inc.
	1,725	Term Loan, 5.75%, Maturing November 30, 2016	1,747,641

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Reynolds Group Holdings, Inc.
	4,000	Term Loan, 6.25%, Maturing August 6, 2015	$4,022,500
	4,086	Term Loan, 6.25%, Maturing May 5, 2016	4,120,474
	2,600	Term Loan, 6.50%, Maturing May 5, 2016	2,617,326
	2,257	Term Loan, 6.75%, Maturing May 5, 2016	2,269,985
		Smurfit-Stone Container Corp.
	5,597	Term Loan, 6.75%, Maturing July 15, 2016	5,669,170

			$59,121,114

Cosmetics/Toiletries — 1.4%
		Alliance Boots Holdings, Ltd.
GBP	4,000	Term Loan, 3.57%, Maturing July 5, 2015	$6,084,360
EUR	6,750	Term Loan, 3.78%, Maturing July 5, 2015	8,942,692
		Bausch & Lomb, Inc.
	603	Term Loan, 3.51%, Maturing April 24, 2015	606,243
	2,484	Term Loan, 3.54%, Maturing April 24, 2015	2,496,832
		Prestige Brands, Inc.
	3,902	Term Loan, 4.75%, Maturing March 24, 2016	3,943,933

			$22,074,060

Drugs — 0.8%
		Graceway Pharmaceuticals, LLC
	4,363	Term Loan, 5.01%, Maturing May 3, 2012	$2,064,039
	1,000	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(7)	92,500
		Pharmaceutical Holdings Corp.
	344	Term Loan, 4.51%, Maturing January 30, 2012	340,310
		Warner Chilcott Corp.
	3,772	Term Loan, 6.00%, Maturing October 30, 2014	3,785,854
	1,144	Term Loan, 6.25%, Maturing April 30, 2015	1,154,816
	1,572	Term Loan, 6.25%, Maturing April 30, 2015	1,586,288
	1,905	Term Loan, 6.25%, Maturing April 30, 2015	1,922,978
	1,245	Term Loan, 6.50%, Maturing February 22, 2016	1,261,626

			$12,208,411

Ecological Services and Equipment — 1.1%
		Environmental Systems Products Holdings, Inc.
	146	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	$127,978
		Kemble Water Structure, Ltd.
GBP	8,500	Term Loan - Second Lien, 5.03%, Maturing October 13, 2013	13,366,112
		Sensus Metering Systems, Inc.
	2,959	Term Loan, 7.00%, Maturing June 3, 2013	2,979,486

			$16,473,576

Electronics/Electrical — 3.3%
		Aspect Software, Inc.
	3,647	Term Loan, 6.25%, Maturing April 19, 2016	$3,689,992
		Bentley Systems, Inc.
	1,500	Term Loan, 6.50%, Maturing December 29, 2016	1,511,250
		Christie/Aix, Inc.
	1,594	Term Loan, 5.25%, Maturing April 29, 2016	1,593,894
		FCI International S.A.S.
	497	Term Loan, 3.68%, Maturing November 1, 2013	487,251
	516	Term Loan, 3.68%, Maturing November 1, 2013	506,118
	497	Term Loan, 3.68%, Maturing October 31, 2014	487,251
	516	Term Loan, 3.68%, Maturing October 31, 2014	506,118
		Freescale Semiconductor, Inc.
	5,901	Term Loan, 4.51%, Maturing December 1, 2016	5,923,954
		Infor Enterprise Solutions Holdings
EUR	1,920	Term Loan, 5.82%, Maturing July 28, 2015	2,536,762
	4,054	Term Loan, 6.01%, Maturing July 28, 2015	3,955,504
	7,771	Term Loan, 6.01%, Maturing July 28, 2015	7,566,766

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	500	Term Loan - Second Lien, 5.76%, Maturing March 2, 2014	$386,562
		Microsemi Corp.
	3,000	Term Loan, 5.00%, Maturing November 2, 2017	3,046,251
		Network Solutions, LLC
	1,609	Term Loan, 2.51%, Maturing March 7, 2014	1,550,435
		Open Solutions, Inc.
	5,367	Term Loan, 2.43%, Maturing January 23, 2014	4,698,735
		Sensata Technologies Finance Co.
	7,500	Term Loan, 2.05%, Maturing April 26, 2013	7,499,761
		Shield Finance Co. S.A.R.L.
	1,995	Term Loan, 7.75%, Maturing June 15, 2016	2,014,571
		Spansion, LLC
	1,116	Term Loan, 6.50%, Maturing January 8, 2015	1,130,726
		VeriFone, Inc.
	220	Term Loan, 3.01%, Maturing October 31, 2013	220,550
		Vertafore, Inc.
	2,164	Term Loan, 7.24%, Maturing July 29, 2016	2,176,976

			$51,489,427

Equipment Leasing — 0.3%
		Hertz Corp.
	4,224	Term Loan, 2.01%, Maturing December 21, 2012	$4,225,332
	785	Term Loan, 2.03%, Maturing December 21, 2012	785,356

			$5,010,688

Farming/Agriculture — 0.3%
		CF Industries, Inc.
	1,138	Term Loan, 4.25%, Maturing April 6, 2015	$1,146,043
		Earthbound Farm Holdings III, LLC
	1,625	Term Loan, 6.75%, Maturing December 21, 2016	1,650,391
		WM. Bolthouse Farms, Inc.
	1,641	Term Loan, 5.50%, Maturing February 11, 2016	1,654,336

			$4,450,770

Financial Intermediaries — 4.1%
		Citco III, Ltd.
	4,871	Term Loan, 4.46%, Maturing June 30, 2014	$4,846,957
		E.A. Viner International Co.
	90	Term Loan, 4.81%, Maturing July 31, 2013	89,113
		Fidelity National Information Services, Inc.
	5,686	Term Loan, 5.25%, Maturing July 18, 2016	5,778,735
		First Data Corp.
	951	Term Loan, 3.01%, Maturing September 24, 2014	901,553
	1,951	Term Loan, 3.01%, Maturing September 24, 2014	1,849,365
	4,808	Term Loan, 3.01%, Maturing September 24, 2014	4,557,868
		Grosvenor Capital Management
	1,353	Term Loan, 4.31%, Maturing December 5, 2016	1,336,311
		HarbourVest Partners, LLC
	2,850	Term Loan, 6.25%, Maturing December 14, 2016	2,885,625
		Interactive Data Corp.
	3,383	Term Loan, 6.75%, Maturing January 27, 2017	3,436,549
		Jupiter Asset Management Group
GBP	1,030	Term Loan, 4.35%, Maturing March 17, 2015	1,641,505
		LPL Holdings, Inc.
	2,684	Term Loan, 2.04%, Maturing June 28, 2013	2,687,744
	8,447	Term Loan, 4.25%, Maturing June 25, 2015	8,513,046
	4,892	Term Loan, 5.25%, Maturing June 28, 2017	4,974,185
		MDA Information Products, Ltd.
	2,000	Term Loan, 7.00%, Maturing December 21, 2016	2,001,250
		MSCI, Inc.
	7,612	Term Loan, 4.75%, Maturing June 1, 2016	7,702,140

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Nuveen Investments, Inc.
	5,004	Term Loan, 3.30%, Maturing November 13, 2014	$4,903,804
	3,758	Term Loan, 5.80%, Maturing May 12, 2017	3,793,053
		Oxford Acquisition III, Ltd.
	1,234	Term Loan, 2.05%, Maturing May 12, 2014	1,225,880
		RJO Holdings Corp. (RJ O’Brien)
	23	Term Loan, 6.27%, Maturing December 10, 2015(6)	18,624
	720	Term Loan, 6.27%, Maturing December 10, 2015(6)	574,585

			$63,717,892

Food Products — 2.5%
		American Seafoods Group, LLC
	1,614	Term Loan, 5.50%, Maturing May 7, 2015	$1,624,220
		B&G Foods, Inc.
	187	Term Loan, 2.31%, Maturing February 26, 2013	186,255
		BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.60%, Maturing December 31, 2013	2,328,691
		Dean Foods Co.
	8,883	Term Loan, 1.81%, Maturing April 2, 2014	8,670,018
		Dole Food Company, Inc.
	3,149	Term Loan, 5.04%, Maturing March 2, 2017	3,185,143
	1,268	Term Loan, 5.06%, Maturing March 2, 2017	1,282,393
		Michael Foods Holdings, Inc.
	3,140	Term Loan, 6.25%, Maturing June 29, 2016	3,194,095
		Pierre Foods, Inc.
	2,718	Term Loan, 7.00%, Maturing September 30, 2016	2,750,466
		Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.87%, Maturing April 2, 2013(3)	2,790,000
	10,268	Term Loan, 2.76%, Maturing April 2, 2014	10,255,934
	1,873	Term Loan, 6.00%, Maturing April 2, 2014	1,900,726

			$38,167,941

Food Service — 5.6%
		Aramark Corp.
	441	Term Loan, 2.14%, Maturing January 27, 2014	$442,830
	5,581	Term Loan, 2.18%, Maturing January 27, 2014	5,599,392
	795	Term Loan, 3.51%, Maturing July 26, 2016	802,177
	12,089	Term Loan, 3.55%, Maturing July 26, 2016	12,197,640
		Buffets, Inc.
	2,926	Term Loan, 12.00%, Maturing April 21, 2015(2)	2,799,639
	343	Term Loan, 7.55%, Maturing April 22, 2015(2)	263,327
		Burger King Corp.
	6,225	Term Loan, 6.25%, Maturing October 19, 2016	6,331,504
EUR	2,000	Term Loan, 6.50%, Maturing October 19, 2016	2,782,798
		CBRL Group, Inc.
	3,360	Term Loan, 1.79%, Maturing April 29, 2013	3,354,799
	2,146	Term Loan, 2.79%, Maturing April 27, 2016	2,147,996
		Darling International, Inc.
	2,500	Term Loan, 5.75%, Maturing December 16, 2016	2,535,938
		Denny’s, Inc.
	1,584	Term Loan, 6.50%, Maturing September 20, 2016	1,607,760
		DineEquity, Inc.
	3,858	Term Loan, 6.00%, Maturing October 19, 2017	3,926,752
		Dunkin Brands, Inc.
	4,625	Term Loan, 5.75%, Maturing November 23, 2017	4,709,009
		JRD Holdings, Inc.
	2,002	Term Loan, 2.51%, Maturing July 2, 2014	1,983,417
		NPC International, Inc.
	1,620	Term Loan, 2.02%, Maturing May 3, 2013	1,611,853

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		OSI Restaurant Partners, LLC
	1,249	Term Loan, 2.56%, Maturing June 14, 2013	$1,230,106
	12,805	Term Loan, 2.63%, Maturing June 14, 2014	12,608,762
		QCE Finance, LLC
	3,847	Term Loan, 5.01%, Maturing May 5, 2013	3,641,211
		Sagittarius Restaurants, LLC
	1,212	Term Loan, 7.51%, Maturing May 18, 2015	1,215,505
		Selecta
GBP	2,500	Term Loan, 3.43%, Maturing June 28, 2015	3,428,961
		U.S. Foodservice, Inc.
	6,240	Term Loan, 2.76%, Maturing July 3, 2014	6,034,928
		Wendy’s/Arby’s Restaurants, LLC
	5,040	Term Loan, 5.00%, Maturing May 24, 2017	5,091,725

			$86,348,029

Food/Drug Retailers — 3.1%
		General Nutrition Centers, Inc.
	9,135	Term Loan, 2.54%, Maturing September 16, 2013	$9,106,126
		NBTY, Inc.
	4,600	Term Loan, 6.25%, Maturing October 2, 2017	4,679,065
		Pantry, Inc. (The)
	721	Term Loan, 2.01%, Maturing May 15, 2014	707,482
	2,503	Term Loan, 2.01%, Maturing May 15, 2014	2,457,092
		Rite Aid Corp.
	16,887	Term Loan, 2.02%, Maturing June 4, 2014	16,270,818
	2,419	Term Loan, 6.00%, Maturing June 4, 2014	2,436,449
		Roundy’s Supermarkets, Inc.
	10,630	Term Loan, 7.00%, Maturing November 3, 2013	10,706,667
	1,500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	1,525,782

			$47,889,481

Forest Products — 1.0%
		Georgia-Pacific Corp.
	1,054	Term Loan, 2.30%, Maturing December 20, 2012	$1,057,042
	11,422	Term Loan, 2.30%, Maturing December 21, 2012	11,457,138
	3,161	Term Loan, 3.55%, Maturing December 23, 2014	3,186,791

			$15,700,971

Health Care — 14.1%
		Alliance Healthcare Services
	3,787	Term Loan, 5.50%, Maturing June 1, 2016	$3,821,069
		AMR HoldCo, Inc.
	981	Term Loan, 3.26%, Maturing April 8, 2015	981,250
		Ardent Medical Services, Inc.
	2,680	Term Loan, 6.50%, Maturing September 15, 2015	2,700,966
		Ascend Learning
	3,950	Term Loan, 7.75%, Maturing December 6, 2016	3,898,978
		Aveta Holdings, LLC
	1,281	Term Loan, 8.50%, Maturing April 14, 2015	1,290,508
	1,281	Term Loan, 8.50%, Maturing April 14, 2015	1,290,508
		Biomet, Inc.
	13,250	Term Loan, 3.29%, Maturing March 25, 2015	13,315,739
EUR	1,035	Term Loan, 3.85%, Maturing March 25, 2015	1,412,549
		Cardinal Health 409, Inc.
	5,862	Term Loan, 2.51%, Maturing April 10, 2014	5,718,260
		Carestream Health, Inc.
	6,105	Term Loan, 2.26%, Maturing April 30, 2013	6,068,197
		Carl Zeiss Vision Holding GmbH
	3,331	Term Loan, 1.87%, Maturing October 24, 2014	2,981,066
	370	Term Loan, 4.00%, Maturing September 30, 2019	292,370

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		CDRL MS, Inc.
	1,995	Term Loan, 6.75%, Maturing September 29, 2016	$2,032,406
		Community Health Systems, Inc.
	801	Term Loan, 2.54%, Maturing July 25, 2014	797,873
	15,633	Term Loan, 2.54%, Maturing July 25, 2014	15,575,332
	7,140	Term Loan, 3.79%, Maturing January 25, 2017	7,199,763
		ConMed Corp.
	985	Term Loan, 1.76%, Maturing April 12, 2013	925,915
		ConvaTec, Inc.
	1,525	Term Loan, 5.75%, Maturing December 22, 2016	1,548,192
EUR	2,500	Term Loan, 5.75%, Maturing December 22, 2016	3,491,333
		Dako EQT Project Delphi
EUR	1,337	Term Loan, 2.90%, Maturing May 29, 2015	1,708,345
		DaVita, Inc.
	8,150	Term Loan, 4.50%, Maturing October 20, 2016	8,280,954
		DJO Finance, LLC
	2,176	Term Loan, 3.26%, Maturing May 20, 2014	2,162,840
		Fresenius SE
	359	Term Loan, 4.50%, Maturing September 10, 2014	362,164
	629	Term Loan, 4.50%, Maturing September 10, 2014	634,013
		Grifols SA
	4,675	Term Loan, Maturing November 23, 2016(5)	4,754,377
		Hanger Orthopedic Group, Inc.
	1,475	Term Loan, 5.25%, Maturing November 17, 2016	1,497,125
		Harvard Drug Group, LLC
	116	Term Loan, 6.50%, Maturing April 8, 2016	113,437
	846	Term Loan, 6.50%, Maturing April 8, 2016	825,000
		HCA, Inc.
	9,238	Term Loan, 2.55%, Maturing November 18, 2013	9,232,567
	12,561	Term Loan, 3.55%, Maturing March 31, 2017	12,712,165
		Health Management Associates, Inc.
	10,349	Term Loan, 2.05%, Maturing February 28, 2014	10,330,124
		Iasis Healthcare, LLC
	259	Term Loan, 2.26%, Maturing March 14, 2014	257,166
	947	Term Loan, 2.26%, Maturing March 14, 2014	940,262
	2,737	Term Loan, 2.26%, Maturing March 14, 2014	2,716,552
		Ikaria Acquisition, Inc.
	1,790	Term Loan, 7.00%, Maturing May 16, 2016	1,725,112
		IM U.S. Holdings, LLC
	3,788	Term Loan, 2.26%, Maturing June 26, 2014	3,781,709
	1,986	Term Loan - Second Lien, 4.51%, Maturing June 26, 2015	1,981,219
		IMS Health, Inc.
	2,995	Term Loan, 5.25%, Maturing February 26, 2016	3,038,524
		inVentiv Health, Inc.
	1,766	Term Loan, 6.50%, Maturing August 4, 2016	1,792,617
		Lifepoint Hospitals, Inc.
	2,242	Term Loan, 3.04%, Maturing April 15, 2015	2,248,722
		MedAssets, Inc.
	2,050	Term Loan, 5.25%, Maturing November 16, 2016	2,081,605
		MPT Operating Partnership, L.P.
	2,403	Term Loan, 5.00%, Maturing May 17, 2016	2,414,973
		MultiPlan, Inc.
	5,625	Term Loan, 6.50%, Maturing August 26, 2017	5,689,159
		Mylan, Inc.
	1,304	Term Loan, 3.56%, Maturing October 2, 2014	1,313,537
		National Mentor Holdings, Inc.
	190	Term Loan, 2.15%, Maturing June 29, 2013	188,496
	3,065	Term Loan, 4.25%, Maturing June 29, 2013	3,034,516
		Nyco Holdings
	944	Term Loan, 4.26%, Maturing December 29, 2014	928,723

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	2,189	Term Loan, 4.87%, Maturing December 29, 2014	$2,953,866
EUR	2,189	Term Loan, 5.37%, Maturing December 29, 2015	2,952,307
	944	Term Loan - Second Lien, 4.76%, Maturing December 29, 2015	928,441
		Prime Healthcare Services, Inc.
	6,959	Term Loan, 7.25%, Maturing April 22, 2015	6,854,369
		RadNet Management, Inc.
	2,556	Term Loan, 5.75%, Maturing April 1, 2016	2,566,869
		ReAble Therapeutics Finance, LLC
	4,293	Term Loan, 2.26%, Maturing November 18, 2013	4,282,341
		RehabCare Group, Inc.
	1,713	Term Loan, 6.00%, Maturing November 24, 2015	1,733,323
		Renal Advantage Holdings, Inc.
	1,625	Term Loan, 5.75%, Maturing December 16, 2016	1,651,915
		Res-Care, Inc.
	1,900	Term Loan, 7.25%, Maturing December 22, 2016	1,871,500
		Select Medical Holdings Corp.
	5,554	Term Loan, 4.04%, Maturing August 22, 2014	5,588,930
		Skillsoft Corp.
	2,985	Term Loan, 6.50%, Maturing May 26, 2017	3,029,775
		Sunquest Information Systems, Inc.
	1,675	Term Loan, 6.25%, Maturing December 16, 2016	1,687,562
		Sunrise Medical Holdings, Inc.
EUR	1,050	Term Loan, 6.75%, Maturing May 13, 2014	1,329,609
		TZ Merger Sub., Inc.
	1,964	Term Loan, 6.75%, Maturing August 4, 2015	1,971,850
		Universal Health Services, Inc.
	5,025	Term Loan, 5.50%, Maturing November 15, 2016	5,119,651
		Vanguard Health Holding Co., LLC
	3,772	Term Loan, 5.00%, Maturing January 29, 2016	3,810,860
		VWR Funding, Inc.
	7,692	Term Loan, 2.76%, Maturing June 30, 2014	7,639,391

			$218,060,836

Home Furnishings — 0.5%
		Hunter Fan Co.
	1,207	Term Loan, 2.77%, Maturing April 16, 2014	$1,116,419
		National Bedding Co., LLC
	3,913	Term Loan, 3.81%, Maturing November 28, 2013	3,932,235
		Oreck Corp.
	237	Term Loan - Second Lien, 3.80%, Maturing March 19, 2016(6)	213,792
		Sanitec Europe OY
EUR	2,321	Term Loan, 2.50%, Maturing June 24, 2016	2,610,878

			$7,873,324

Industrial Equipment — 3.0%
		Brand Energy and Infrastructure Services, Inc.
	1,000	Term Loan, 2.56%, Maturing February 7, 2014	$986,667
	1,083	Term Loan, 3.56%, Maturing February 7, 2014	1,078,388
		Bucyrus International, Inc.
	3,077	Term Loan, 4.25%, Maturing February 19, 2016	3,094,066
		EPD Holdings (Goodyear Engineering Products)
	696	Term Loan, 2.76%, Maturing July 31, 2014	647,128
	4,858	Term Loan, 2.76%, Maturing July 31, 2014	4,518,218
	1,000	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	880,625
		Excelitas Technologies Corp.
	1,995	Term Loan, 7.25%, Maturing November 23, 2016	2,014,950
		Generac Acquisition Corp.
	1,246	Term Loan, 2.80%, Maturing November 11, 2013	1,246,062
		Gleason Corp.
	2,099	Term Loan, 2.05%, Maturing June 30, 2013	2,056,967

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Jason, Inc.
	230	Term Loan, 8.25%, Maturing September 21, 2014	$230,676
	585	Term Loan, 8.25%, Maturing September 21, 2014	586,859
		John Maneely Co.
	5,825	Term Loan, 3.55%, Maturing December 9, 2013	5,769,819
		KION Group GmbH
	1,781	Term Loan, 4.01%, Maturing December 23, 2014(2)	1,663,703
EUR	1,531	Term Loan, 4.62%, Maturing December 23, 2014(2)	1,976,610
	1,781	Term Loan, 4.26%, Maturing December 23, 2015(2)	1,663,703
EUR	1,492	Term Loan, 4.87%, Maturing December 29, 2015(2)	1,925,336
		Pinafore, LLC
	6,662	Term Loan, 6.25%, Maturing September 29, 2016	6,774,184
		Polypore, Inc.
	8,015	Term Loan, 2.26%, Maturing July 3, 2014	7,874,547
EUR	717	Term Loan, 2.82%, Maturing July 3, 2014	952,220

			$45,940,728

Insurance — 2.1%
		Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,650,000
	978	Term Loan, 3.30%, Maturing August 21, 2014	953,954
	2,000	Term Loan, 6.75%, Maturing August 21, 2014	2,015,000
		AmWINS Group, Inc.
	1,947	Term Loan, 2.80%, Maturing June 8, 2013	1,914,472
		Applied Systems, Inc.
	3,125	Term Loan, 5.50%, Maturing December 8, 2016	3,145,834
		CCC Information Services Group, Inc.
	3,175	Term Loan, 5.50%, Maturing November 11, 2015	3,213,697
		Conseco, Inc.
	4,725	Term Loan, 7.50%, Maturing September 30, 2016	4,784,063
		Crump Group, Inc.
	1,858	Term Loan, 3.26%, Maturing August 1, 2014	1,832,149
		HUB International Holdings, Inc.
	852	Term Loan, 2.80%, Maturing June 13, 2014	849,457
	3,792	Term Loan, 2.80%, Maturing June 13, 2014	3,779,010
	1,333	Term Loan, 6.75%, Maturing June 13, 2014	1,342,124
		U.S.I. Holdings Corp.
	4,642	Term Loan, 2.76%, Maturing May 5, 2014	4,558,111

			$33,037,871

Leisure Goods/Activities/Movies — 5.2%
		24 Hour Fitness Worldwide, Inc.
	995	Term Loan, 6.75%, Maturing April 22, 2016	$985,672
		Alpha D2, Ltd.
	2,063	Term Loan, Maturing December 31, 2013(5)	2,012,133
	3,012	Term Loan, Maturing December 31, 2013(5)	2,937,048
	2,400	Term Loan - Second Lien, 3.96%, Maturing June 30, 2014	2,308,500
		AMC Entertainment, Inc.
	4,935	Term Loan, 3.51%, Maturing December 16, 2016	4,973,993
		Bombardier Recreational Products
	5,651	Term Loan, 2.81%, Maturing June 28, 2013	5,629,443
		Carmike Cinemas, Inc.
	5,511	Term Loan, 5.50%, Maturing January 27, 2016	5,584,992
		Cedar Fair, L.P.
	5,170	Term Loan, 5.50%, Maturing December 15, 2016	5,250,173
		Cinemark, Inc.
	9,178	Term Loan, 3.53%, Maturing April 29, 2016	9,262,135
		ClubCorp Club Operations, Inc.
	1,425	Term Loan, 6.00%, Maturing November 9, 2016	1,446,375

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Deluxe Entertainment Services
	96	Term Loan, 6.25%, Maturing May 11, 2013	$92,870
	1,543	Term Loan, 6.25%, Maturing May 11, 2013	1,485,916
		Fender Musical Instruments Corp.
	533	Term Loan, 2.51%, Maturing June 9, 2014	501,312
	269	Term Loan, 2.54%, Maturing June 9, 2014	253,256
		Miramax Film NY, LLC
	2,250	Term Loan, 7.75%, Maturing May 20, 2016	2,311,875
		National CineMedia, LLC
	2,700	Term Loan, 2.06%, Maturing February 13, 2015	2,683,608
		Regal Cinemas Corp.
	6,856	Term Loan, 3.80%, Maturing November 21, 2016	6,914,122
		Revolution Studios Distribution Co., LLC
	3,444	Term Loan, 4.01%, Maturing December 21, 2014	2,738,074
	2,825	Term Loan - Second Lien, 7.26%, Maturing June 21, 2015(6)	932,250
		Six Flags Theme Parks, Inc.
	7,376	Term Loan, 5.50%, Maturing June 30, 2016	7,491,388
		Sram, LLC
	783	Term loan, 5.00%, Maturing April 30, 2015	791,565
		SW Acquisition Co., Inc.
	4,307	Term Loan, 5.75%, Maturing June 1, 2016	4,360,331
		Universal City Development Partners, Ltd.
	7,014	Term Loan, 5.50%, Maturing November 6, 2014	7,109,209
		Zuffa, LLC
	2,949	Term Loan, 2.31%, Maturing June 19, 2015	2,904,834

			$80,961,074

Lodging and Casinos — 3.8%
		Ameristar Casinos, Inc.
	3,444	Term Loan, 3.55%, Maturing November 10, 2012	$3,456,664
		Choctaw Resort Development Enterprise
	872	Term Loan, 7.25%, Maturing November 4, 2011	869,709
		Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 4.56%, Maturing September 5, 2014	742,858
GBP	500	Term Loan, 4.76%, Maturing September 4, 2015	742,858
		Gala Electric Casinos, Ltd.
GBP	2,250	Term Loan, 4.89%, Maturing October 25, 2013	3,407,438
GBP	2,250	Term Loan, 5.39%, Maturing October 27, 2014	3,407,437
		Harrah’s Operating Co.
	2,000	Term Loan, 3.30%, Maturing January 28, 2015	1,864,062
	3,622	Term Loan, 3.30%, Maturing January 28, 2015	3,381,343
	6,489	Term Loan, 3.30%, Maturing January 28, 2015	6,060,072
	990	Term Loan, 9.50%, Maturing October 31, 2016	1,053,963
		Herbst Gaming, Inc.
	2,935	Term Loan, 10.00%, Maturing December 31, 2015	3,058,167
		Isle of Capri Casinos, Inc.
	1,463	Term Loan, 5.00%, Maturing November 25, 2013	1,465,657
	1,903	Term Loan, 5.00%, Maturing November 25, 2013	1,906,376
	4,758	Term Loan, 5.00%, Maturing November 25, 2013	4,765,943
		Las Vegas Sands, LLC
	1,830	Term Loan, 3.04%, Maturing November 23, 2016	1,822,475
	7,246	Term Loan, 3.04%, Maturing November 23, 2016	7,222,347
		LodgeNet Entertainment Corp.
	3,278	Term Loan, 2.31%, Maturing April 4, 2014	3,078,254
		Penn National Gaming, Inc.
	8,919	Term Loan, 2.03%, Maturing October 3, 2012	8,932,211
		Tropicana Entertainment, Inc.
	210	Term Loan, 15.00%, Maturing December 29, 2012	234,454

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		VML US Finance, LLC
	726	Term Loan, 4.80%, Maturing May 25, 2012	$730,246
	1,256	Term Loan, 4.80%, Maturing May 27, 2013	1,264,246

			$59,466,780

Nonferrous Metals/Minerals — 1.0%
		Euramax International, Inc.
	1,079	Term Loan, 10.00%, Maturing June 29, 2013	$1,039,488
	1,022	Term Loan, 14.00%, Maturing June 29, 2013(2)	984,924
EUR	707	Term Loan, 10.00%, Maturing June 29, 2015	932,761
EUR	677	Term Loan, 12.00%, Maturing June 29, 2015(2)	893,077
		Fairmount Minerals, Ltd.
	2,116	Term Loan, 6.25%, Maturing August 5, 2016	2,157,982
		Noranda Aluminum Acquisition
	273	Term Loan, 2.01%, Maturing May 18, 2014	272,213
		Novelis, Inc.
	6,050	Term Loan, 5.25%, Maturing December 19, 2016	6,167,219
		Oxbow Carbon and Mineral Holdings
	3,445	Term Loan, 3.80%, Maturing May 8, 2016	3,484,172

			$15,931,836

Oil and Gas — 2.9%
		Big West Oil, LLC
	1,650	Term Loan, 7.00%, Maturing March 31, 2016	$1,670,625
		CGGVeritas Services, Inc.
	1,853	Term Loan, 5.50%, Maturing January 12, 2016	1,867,091
		CITGO Petroleum Corp.
	1,292	Term Loan, 8.00%, Maturing June 24, 2015	1,357,761
	5,920	Term Loan, 9.00%, Maturing June 23, 2017	6,244,017
		Crestwood Holdings, LLC
	1,100	Term Loan, 10.50%, Maturing September 30, 2016	1,126,125
		Dresser, Inc.
	5,668	Term Loan, 2.53%, Maturing May 4, 2014	5,660,639
		Dynegy Holdings, Inc.
	1,313	Term Loan, 4.01%, Maturing April 2, 2013	1,309,964
	13,306	Term Loan, 4.01%, Maturing April 2, 2013	13,272,180
		Obsidian Natural Gas Trust
	7,119	Term Loan, 7.00%, Maturing November 2, 2015	7,279,519
		SemGroup Corp.
	1,382	Term Loan, 7.57%, Maturing November 30, 2012	1,394,308
		Sheridan Production Partners I, LLC
	253	Term Loan, 7.50%, Maturing April 20, 2017	256,300
	415	Term Loan, 7.50%, Maturing April 20, 2017	419,610
	3,129	Term Loan, 7.50%, Maturing April 20, 2017	3,166,672

			$45,024,811

Publishing — 5.0%
		Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 2.71%, Maturing September 27, 2013	$2,422,406
		Black Press US Partnership
	558	Term Loan, 2.29%, Maturing August 2, 2013	507,579
	919	Term Loan, 2.29%, Maturing August 2, 2013	836,013
		Cengage Learning, Inc.
	3,992	Term Loan, 2.55%, Maturing July 3, 2014	3,934,076
		GateHouse Media Operating, Inc.
	2,058	Term Loan, 2.26%, Maturing August 28, 2014	987,658
	4,828	Term Loan, 2.26%, Maturing August 28, 2014	2,317,377
	4,216	Term Loan, 2.51%, Maturing August 28, 2014	2,023,735
		Getty Images, Inc.
	4,988	Term Loan, 5.25%, Maturing November 7, 2016	5,071,664

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Laureate Education, Inc.
	770	Term Loan, 3.55%, Maturing August 17, 2014	$751,203
	5,141	Term Loan, 3.55%, Maturing August 17, 2014	5,016,143
	2,488	Term Loan, 7.00%, Maturing August 31, 2014	2,493,719
		MediaNews Group, Inc.
	815	Term Loan, 8.50%, Maturing March 19, 2014	802,663
		Merrill Communications, LLC
	5,366	Term Loan, 7.50%, Maturing December 24, 2012	5,379,448
		Nelson Education, Ltd.
	1,466	Term Loan, 2.80%, Maturing July 5, 2014	1,275,138
		Newspaper Holdings, Inc.
	7,868	Term Loan, 1.81%, Maturing July 24, 2014	6,726,790
		Nielsen Finance, LLC
	7,644	Term Loan, 2.26%, Maturing August 9, 2013	7,654,148
	4,374	Term Loan, 4.01%, Maturing May 2, 2016	4,397,400
	4,671	Term Loan, 4.01%, Maturing May 2, 2016	4,717,192
		Penton Media, Inc.
	1,747	Term Loan, 5.00%, Maturing August 1, 2014(2)	1,441,653
		Source Interlink Companies, Inc.
	905	Term Loan, 10.75%, Maturing June 18, 2013	863,808
	576	Term Loan, 15.00%, Maturing March 18, 2014(2)	420,730
		Star Tribune Co. (The)
	188	Term Loan, 8.00%, Maturing September 28, 2014	179,725
	167	Term Loan, 8.00%, Maturing September 29, 2014	159,755
		Trader Media Corp.
GBP	4,251	Term Loan, 2.60%, Maturing March 23, 2015	6,501,287
		Xsys, Inc.
EUR	1,226	Term Loan, 3.39%, Maturing September 27, 2014	1,670,344
	3,796	Term Loan, 2.71%, Maturing December 31, 2014	3,715,116
	3,877	Term Loan, 2.71%, Maturing December 31, 2014	3,794,704
	1,290	Term Loan - Second Lien, 4.70%, Maturing September 27, 2015	1,230,433

			$77,291,907

Radio and Television — 3.6%
		Block Communications, Inc.
	1,755	Term Loan, 2.30%, Maturing December 22, 2011	$1,715,625
		CMP Susquehanna Corp.
	3,854	Term Loan, 2.31%, Maturing May 5, 2013	3,726,305
		Cumulus Media, Inc.
	4,706	Term Loan, Maturing June 11, 2014(5)	4,562,350
		Gray Television, Inc.
	1,413	Term Loan, 3.77%, Maturing December 31, 2014	1,398,349
		LBI Media, Inc.
	1,905	Term Loan, 1.76%, Maturing March 31, 2012	1,828,006
		Live Nation Worldwide, Inc.
	6,332	Term Loan, 4.50%, Maturing November 7, 2016	6,369,060
		Mission Broadcasting, Inc.
	1,232	Term Loan, 5.00%, Maturing September 30, 2016	1,235,139
		NEP II, Inc.
	974	Term Loan, 2.54%, Maturing February 16, 2014	961,452
		New Young Broadcasting Holding Co., Inc.
	433	Term Loan, 8.00%, Maturing June 30, 2015	435,762
		Nexstar Broadcasting, Inc.
	1,927	Term Loan, 5.00%, Maturing September 30, 2016	1,931,884
		Raycom TV Broadcasting, LLC
	7,811	Term Loan, 1.81%, Maturing June 25, 2014	7,576,427
		Spanish Broadcasting System, Inc.
	2,488	Term Loan, 2.06%, Maturing June 11, 2012	2,431,551
		Tyrol Acquisition 2 SAS
EUR	1,000	Term Loan, Maturing January 30, 2015(5)	1,298,554

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	1,000	Term Loan, Maturing January 29, 2016(5)	$1,298,554
		Univision Communications, Inc.
	8,003	Term Loan, 2.51%, Maturing September 29, 2014	7,893,150
	8,003	Term Loan, 4.51%, Maturing March 31, 2017	7,858,776
		Weather Channel
	3,657	Term Loan, 5.00%, Maturing September 14, 2015	3,679,418

			$56,200,362

Rail Industries — 0.3%
		Kansas City Southern Railway Co.
	5,042	Term Loan, 2.04%, Maturing April 26, 2013	$5,042,010

			$5,042,010

Retailers (Except Food and Drug) — 3.2%
		Amscan Holdings, Inc.
	3,416	Term Loan, 6.75%, Maturing December 4, 2017	$3,472,792
		Dollar General Corp.
	1,000	Term Loan, 3.03%, Maturing July 7, 2014	1,003,975
		FTD, Inc.
	1,500	Term Loan, 6.75%, Maturing August 26, 2014	1,507,500
		Harbor Freight Tools USA, Inc.
	4,150	Term Loan, 6.50%, Maturing December 22, 2017	4,210,955
		Michaels Stores, Inc.
	4,219	Term Loan, 2.56%, Maturing October 31, 2013	4,211,335
		Neiman Marcus Group, Inc.
	7,914	Term Loan, 4.30%, Maturing April 6, 2016	7,973,222
		Orbitz Worldwide, Inc.
	3,684	Term Loan, 3.28%, Maturing July 25, 2014	3,452,073
		Oriental Trading Co., Inc.
	1,000	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(7)	30,000
		PETCO Animal Supplies, Inc.
	2,775	Term Loan, 6.00%, Maturing November 24, 2017	2,817,274
		Pilot Travel Centers, LLC
	2,382	Term Loan, 5.25%, Maturing June 30, 2016	2,427,325
		Rent-A-Center, Inc.
	9	Term Loan, 2.06%, Maturing June 30, 2012	8,921
	2,138	Term Loan, 3.31%, Maturing March 31, 2015	2,143,818
		Savers, Inc.
	2,754	Term Loan, 5.75%, Maturing March 11, 2016	2,778,287
		Visant Corp.
	2,394	Term Loan, 7.00%, Maturing December 22, 2016	2,429,163
		Vivarte
EUR	2,641	Term Loan, 2.64%, Maturing March 9, 2015	3,344,621
EUR	2,641	Term Loan, 3.26%, Maturing March 8, 2016	3,344,621
EUR	22	Term Loan - Second Lien, 4.26%, Maturing September 8, 2016	27,820
EUR	154	Term Loan - Second Lien, 4.26%, Maturing September 8, 2016	179,772
EUR	1,582	Term Loan - Second Lien, 4.26%, Maturing September 8, 2016	1,849,083
		Yankee Candle Company, Inc. (The)
	2,873	Term Loan, 2.26%, Maturing February 6, 2014	2,861,901

			$50,074,458

Steel — 0.1%
		Niagara Corp.
	1,500	Term Loan, Maturing June 29, 2014(2)(5)(6)	$1,420,800

			$1,420,800

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Surface Transport — 0.6%
		Rural/Metro Operating Company, LLC
	1,500	Term Loan, 6.00%, Maturing November 24, 2016	$1,519,688
		Swift Transportation Co., Inc.
	7,564	Term Loan, 6.00%, Maturing December 16, 2016	7,679,841

			$9,199,529

Telecommunications — 4.9%
		Alaska Communications Systems Holdings, Inc.
	4,025	Term Loan, 5.50%, Maturing October 21, 2016	$4,063,994
		Asurion Corp.
	11,913	Term Loan, 3.26%, Maturing July 3, 2014	11,631,373
	4,000	Term Loan, 6.75%, Maturing March 31, 2015	4,067,856
		BCM Luxembourg, Ltd.
EUR	1,000	Term Loan, 2.75%, Maturing September 30, 2014	1,162,067
EUR	1,000	Term Loan, 3.00%, Maturing September 30, 2015	1,162,066
		Cellular South, Inc.
	3,311	Term Loan, 2.04%, Maturing May 29, 2014	3,311,156
	1,127	Term Loan, 2.04%, Maturing May 29, 2014	1,126,594
		CommScope, Inc.
	3,700	Term Loan, 5.00%, Maturing January 14, 2018	3,783,250
		Intelsat Jackson Holdings SA
	26,350	Term Loan, 5.25%, Maturing April 2, 2018	26,735,316
		IPC Systems, Inc.
	1,260	Term Loan, 2.54%, Maturing May 31, 2014	1,228,235
GBP	206	Term Loan, 3.01%, Maturing May 31, 2014	292,026
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.60%, Maturing December 1, 2014	3,575,802
		NTelos, Inc.
	1,975	Term Loan, 5.75%, Maturing August 7, 2015	1,995,750
		Syniverse Technologies, Inc.
	3,325	Term Loan, 5.25%, Maturing December 21, 2017	3,381,801
		Telesat Canada, Inc.
	601	Term Loan, 3.26%, Maturing October 31, 2014	601,715
	6,996	Term Loan, 3.26%, Maturing October 31, 2014	7,005,162
		TowerCo Finance, LLC
	941	Term Loan, 6.00%, Maturing November 24, 2014	950,200

			$76,074,363

Utilities — 2.4%
		AEI Finance Holding, LLC
	738	Revolving Loan, 3.30%, Maturing March 30, 2012	$730,838
	4,705	Term Loan, 3.30%, Maturing March 30, 2014	4,657,704
		BRSP, LLC
	1,450	Term Loan, 7.50%, Maturing June 4, 2014	1,482,767
		Covanta Energy Corp.
	1,954	Term Loan, 1.81%, Maturing February 10, 2014	1,941,295
	1,000	Term Loan, 3.30%, Maturing February 10, 2014	992,950
		EquiPower Resources Holdings
	1,300	Term Loan, 5.75%, Maturing January 4, 2018	1,322,750
		New Development Holdings, Inc.
	1,975	Term Loan, 7.00%, Maturing July 3, 2017	2,002,963
		NRG Energy, Inc.
	925	Term Loan, 2.04%, Maturing February 1, 2013	927,638
	2	Term Loan, 2.05%, Maturing February 1, 2013	2,189
	4,403	Term Loan, 3.55%, Maturing August 31, 2015	4,438,683
	7,204	Term Loan, 3.55%, Maturing August 31, 2015	7,250,403

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	TXU Texas Competitive Electric Holdings Co., LLC
985	Term Loan, 3.76%, Maturing October 10, 2014	$816,943
2,434	Term Loan, 3.76%, Maturing October 10, 2014	2,014,514
10,284	Term Loan, 3.79%, Maturing October 10, 2014	8,523,753

		$37,105,390

Total Senior Floating-Rate Interests (identified cost $1,794,488,487)		$1,800,564,097

Corporate Bonds & Notes — 3.9%

Principal
Amount*
(000’s omitted)		Security	Value
Aerospace and Defense — 0.2%
		International Lease Finance Corp., Sr. Notes
	750	6.50%, 9/1/14(8)	$802,500
	750	6.75%, 9/1/16(8)	806,250
	750	7.125%, 9/1/18(8)	811,875

			$2,420,625

Building and Development — 0.9%
		AMO Escrow Corp., Sr. Notes
	4,225	11.50%, 12/15/17(8)	$4,584,125
		Grohe Holding GmbH, Variable Rate
EUR	7,500	3.873%, 1/15/14(9)	10,140,269

			$14,724,394

Cable and Satellite Television — 0.5%
		NAI Entertainment Holdings, LLC, Sr. Notes
	2,500	8.25%, 12/15/17(8)	$2,675,000
		Virgin Media Finance PLC, Sr. Notes
	5,000	6.50%, 1/15/18	5,325,000

			$8,000,000

Chemicals and Plastics — 0.0%
		Wellman Holdings, Inc., Sr. Sub. Notes
	715	5.00%, 1/29/19(2)(6)	$0

			$0

Conglomerates — 0.2%
		Polymer Group, Inc., Sr. Notes
	2,500	7.75%, 2/1/19(8)	$2,581,250

			$2,581,250

Ecological Services and Equipment — 0.0%(10)
		Environmental Systems Product Holdings, Inc., Jr. Notes
	75	18.00%, 3/31/15(6)	$63,602

			$63,602

Electronics/Electrical — 0.4%
		NXP BV/NXP Funding, LLC, Variable Rate
	6,300	3.053%, 10/15/13	$6,260,625

			$6,260,625

Financial Intermediaries — 0.3%
		UPCB Finance II, Ltd., Sr. Notes
EUR	3,000	6.375%, 7/1/20(8)	$4,084,860

			$4,084,860

Principal
Amount*
(000’s omitted)	Security	Value
Leisure Goods/Activities/Movies — 0.3%
	MU Finance PLC, Sr. Notes
4,000	8.375%, 2/1/17(8)	$4,260,000

		$4,260,000

Utilities — 1.1%
	Calpine Corp., Sr. Notes
9,025	7.50%, 2/15/21(8)	$9,182,937
7,875	7.875%, 1/15/23(8)	8,002,969

		$17,185,906

Total Corporate Bonds & Notes (identified cost $56,480,655)		$59,581,262

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$912	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(8)(11)	$922,250
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.736%, 8/11/16(8)(11)	875,295

Total Asset-Backed Securities (identified cost $1,911,855)		$1,797,545

Common Stocks — 1.6%

Shares	Security	Value
Automotive — 0.3%
48,926	Dayco Products, LLC(12)(13)	$2,837,708
44,747	Hayes Lemmerz International, Inc.(6)(12)(13)	2,371,591

		$5,209,299

Building and Development — 0.1%
4,766	Lafarge Roofing(6)(12)(13)	$0
4,766	Lafarge Roofing(6)(12)(13)	0
4,766	Lafarge Roofing(6)(12)(13)	0
1,646	United Subcontractors, Inc.(6)(12)(13)	169,817
7,595	WCI Communities, Inc.(6)(12)(13)	645,595

		$815,412

Chemicals and Plastics — 0.1%
3,877	Vita Cayman II, Ltd.(12)(13)	$1,181,074
662	Wellman Holdings, Inc.(6)(12)(13)	0

		$1,181,074

Ecological Services and Equipment — 0.0%(10)
1,242	Environmental Systems Products Holdings, Inc.(6)(13)(14)	$7,874

		$7,874

Financial Intermediaries — 0.0%(10)
250	RTS Investor Corp.(6)(12)(13)	$5,868

		$5,868

Food Service — 0.0%(10)
66,567	Buffets, Inc.(6)(13)	$322,850

		$322,850

Shares	Security	Value
Home Furnishings — 0.1%
4,230	Oreck Corp.(6)(12)(13)	$329,010
157,438	Sanitec Europe Oy B Units(12)(13)	619,724
154,721	Sanitec Europe Oy E Units(6)(12)(13)	0

		$948,734

Investment Services — 0.0%
20,048	Safelite Realty Corp.(6)(13)(14)	$0

		$0

Leisure Goods/Activities/Movies — 0.2%
158,338	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$3,523,021

		$3,523,021

Lodging and Casinos — 0.1%
167,709	Herbst Gaming, Inc.(6)(12)(13)	$1,034,762
40,751	Tropicana Entertainment, Inc.(12)(13)	702,955

		$1,737,717

Publishing — 0.6%
13,247	Ion Media Networks, Inc.(6)(12)(13)	$6,159,855
66,239	MediaNews Group, Inc.(6)(12)(13)	1,258,539
50,000	Reader’s Digest Association, Inc. (The)(12)(13)	1,268,750
2,290	Source Interlink Companies, Inc.(6)(12)(13)	28,854
6,089	Star Tribune Media Holdings Co.(6)(13)	127,869
16,600	SuperMedia, Inc.(13)	118,026

		$8,961,893

Radio and Television — 0.1%
714	New Young Broadcasting Holding Co., Inc.(6)(12)(13)	$1,695,750

		$1,695,750

Total Common Stocks (identified cost $15,785,688)		$24,409,492

Preferred Stocks — 0.0%(10)

Shares	Security	Value
Ecological Services and Equipment — 0.0%(10)
284	Environmental Systems Products Holdings, Inc., Series A(6)(13)(14)	$17,671

		$17,671

Total Preferred Stocks (identified cost $4,970)		$17,671

Warrants — 0.0%(10)

Shares	Security	Value
Radio and Television — 0.0%(10)
7	New Young Broadcasting Holding Co., Inc., Expires 12/24/24(6)(12)(13)	$16,625

		$16,625

Total Warrants (identified cost $12,030)		$16,625

Short-Term Investments — 3.4%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$50,664	Eaton Vance Cash Reserves Fund, LLC, 0.21%(15)	$50,663,971
2,625	State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/11	2,624,889

Total Short-Term Investments (identified cost $53,288,860)		$53,288,860

Total Investments — 125.3% (identified cost $1,921,972,545)		$1,939,675,552

Less Unfunded Loan Commitments — (0.7)%		$(11,399,229)

Net Investments — 124.6% (identified cost $1,910,573,316)		$1,928,276,323

Other Assets, Less Liabilities — (24.6)%		$(380,306,506)

Net Assets — 100.0%		$1,547,969,817

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)		This Senior Loan will settle after January 31, 2011, at which time the interest rate will be determined.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $39,589,311 or 2.6% of the Portfolio’s net assets.

(9)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)		Amount is less than 0.05%.

(11)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

(12)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)		Non-income producing security.

(14)		Restricted security.

(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $18,181.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/28/11	British Pound Sterling 11,679,000	United States Dollar 18,604,647	HSBC Bank USA	$(99,786)
2/28/11	Euro 36,000,000	United States Dollar 49,395,600	Goldman Sachs, Inc.	122,904
2/28/11	Euro 3,135,870	United States Dollar 4,296,141	State Street Bank and Trust	4,121
2/28/11	Euro 3,000,000	United States Dollar 4,036,590	State Street Bank and Trust	(69,468)
3/31/11	British Pound Sterling 11,679,000	United States Dollar 18,601,494	Goldman Sachs, Inc.	(98,250)
3/31/11	Euro 36,000,000	United States Dollar 49,410,000	HSBC Bank USA	155,357
4/28/11	British Pound Sterling 12,033,745	United States Dollar 19,155,555	JPMorgan Chase Bank	(107,575)
4/29/11	Euro 37,100,159	United States Dollar 50,919,597	Deutsche Bank	179,342

				$86,645

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $461,724 and $375,079, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,911,014,366

Gross unrealized appreciation	$54,657,564
Gross unrealized depreciation	(37,395,607)

Net unrealized appreciation	$17,261,957

Restricted Securities

At January 31, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$7,874
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	(1)	0

			$0		$7,874

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970		$17,671

			$4,970		$17,671

Total Restricted Securities			$4,970		$25,545

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,784,115,390	$5,049,478	$1,789,164,868
Corporate Bonds & Notes	—	59,517,660	63,602	59,581,262
Asset-Backed Securities	—	1,797,545	—	1,797,545
Common Stocks	118,026	10,133,232	14,158,234	24,409,492
Preferred Stocks	—	—	17,671	17,671
Warrants	—	—	16,625	16,625
Short-Term Investments	—	53,288,860	—	53,288,860

Total Investments	$118,026	$1,908,852,687	$19,305,610	$1,928,276,323

Forward Foreign Currency Exchange Contracts	$—	$461,724	$—	$461,724

Total	$118,026	$1,909,314,411	$19,305,610	$1,928,738,047

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(375,079)	$—	$(375,079)

Total	$—	$(375,079)	$—	$(375,079)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2010	$1,517,576	$74,220	$1,380,581	$65,759	$—	$3,038,136
Realized gains (losses)	—	—	259,034	23,513	—	282,547
Change in net unrealized appreciation (depreciation)	(391,584)	(2,411)	2,836,770	(43,101)	1,575	2,401,249
Cost of purchases	2,025,709	—	1,040,630	—	—	3,066,339
Proceeds from sales	—	(12,757)	(673,177)	(28,500)	—	(714,434)
Accrued discount (premium)	4,929	4,550	—	—	—	9,479
Transfers to Level 3*	1,892,848	—	9,314,396	—	15,050	11,222,294
Transfers from Level 3*	—	—	—	—	—	—

Balance as of January 31, 2011	$5,049,478	$63,602	$14,158,234	$17,671	$16,625	$19,305,610

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$(391,584)	$(4,318)	$2,836,770	$(15,151)	$1,575	$2,427,292

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Debt Portfolio
By:	/s/ Scott H. Page
Scott H. Page
President

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 24, 2011